UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22632

Exact name of registrant as specified in charter:	Prudential Short Duration High Yield Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	5/31/2013

Date of reporting period:	8/31/2012

Item 1. Schedule of Investments

Prudential Short Duration High Yield Fund, Inc.

Schedule of Investments

as of August 31, 2012 (Unaudited)

Description	Moody’s Ratings**†	Interest Rate	Maturity Date	Principal Amount (000)#	Value
LONG-TERM INVESTMENTS — 126.9%
BANK LOANS(a) — 3.6%
Technology
First Data Corp.	B1	2.987%	09/24/14	$ 2,869	$ 2,828,239
Flextronics International Ltd.	Ba1	2.482	10/01/14	7,481	7,430,071
Freescale Semiconductor, Inc.	B1	4.496	12/01/16	13,000	12,447,500

TOTAL BANK LOANS (cost $22,413,481)					22,705,810

CORPORATE BONDS — 123.3%
Aerospace & Defense — 3.8%
Alliant Techsystems, Inc., Gtd. Notes	Ba3	6.750	04/01/16	5,000	5,112,500
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	Ba2	6.300	05/01/14	1,725	1,824,187
Esterline Technologies Corp., Gtd. Notes(b)	Ba2	6.625	03/01/17	3,550	3,665,375
L-3 Communications Corp., Gtd. Notes, Ser. B	Ba1	6.375	10/15/15	5,276	5,361,735
Moog, Inc., Sr. Sub. Notes(b)	Ba3	6.250	01/15/15	5,000	5,062,500
TransDigm, Inc., Gtd. Notes	B3	7.750	12/15/18	3,000	3,341,250

					24,367,547

Automotive — 4.4%
American Axle & Manufacturing Holdings, Inc., Sr. Sec’d. Notes, 144A(b)	Ba1	9.250	01/15/17	10,900	12,235,250
Chrysler Group LLC/CG Co.-Issuer, Inc., Sec’d. Notes(b)	B2	8.000	06/15/19	7,500	7,912,500
Delphi Corp., Gtd. Notes	Ba2	5.875	05/15/19	1,500	1,620,000
Lear Corp., Gtd. Notes	Ba2	7.875	03/15/18	5,350	5,864,937

					27,632,687

Banking — 2.8%
Bank of America Corp., Sr. Unsec’d. Notes	Baa2	6.500	08/01/16	9,250	10,548,598
Morgan Stanley, Sr. Unsec’d. Notes, MTN	Baa1	5.750	10/18/16	7,000	7,450,541

					17,999,139

Building Materials & Construction — 2.2%
Beazer Homes USA, Inc., Sr. Sec’d. Notes, 144A	B3	6.625	04/15/18	725	741,313
D.R. Horton, Inc., Gtd. Notes	Ba2	4.750	05/15/17	3,000	3,161,250
Lennar Corp., Gtd. Notes, 144A(b)	B2	4.750	12/15/17	5,075	5,062,312
Standard Pacific Corp., Gtd. Notes(b)	B3	10.750	09/15/16	4,000	4,830,000

					13,794,875

Cable — 9.0%
Cablevision Systems Corp., Sr. Unsec’d. Notes	B1	7.750	04/15/18	750	811,875
Sr. Unsec’d. Notes	B1	8.625	09/15/17	1,400	1,603,000
CCH II LLC/CCH II Capital Corp., Gtd. Notes(b)	B2	13.500	11/30/16	5,000	5,475,000

Cequel Communications Holdings I LLC and Cequel Capital Corp., Sr. Unsec’d. Notes, 144A(b)	B3	8.625	11/15/17	7,700	8,267,875
CSC Holdings LLC, Sr. Unsec’d. Notes(b)	Ba3	8.500	04/15/14	4,840	5,317,950
Sr. Unsec’d. Notes	Ba3	8.500	06/15/15	600	627,750
Sr. Unsec’d. Notes	Ba3	8.625	02/15/19	2,500	2,925,000
DISH DBS Corp., Gtd. Notes, 144A(b)	Ba2	4.625	07/15/17	4,500	4,545,000
Gtd. Notes(b)	Ba2	7.750	05/31/15	5,765	6,427,975
UPC Holding BV (Netherlands), Sec’d. Notes, 144A	B2	9.875	04/15/18	4,000	4,490,000
Videotron LTee (Canada), Gtd. Notes(b)	Ba1	9.125	04/15/18	4,989	5,438,010
Virgin Media Finance PLC (United Kingdom), Gtd. Notes, Ser. 1(b)	Ba2	9.500	08/15/16	10,128	11,318,040

					57,247,475

Capital Goods — 8.0%
Altra Holdings, Inc., Sec’d. Notes	Ba3	8.125	12/01/16	2,500	2,681,250
Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Gtd. Notes(b)	B2	9.625	03/15/18	5,115	5,677,650
CNH America LLC, Gtd. Notes(b)	Ba2	7.250	01/15/16	7,235	8,139,375
Griffon Corp., Gtd. Notes	B1	7.125	04/01/18	3,000	3,146,250
Interline Brands, Inc., Gtd. Notes	B2	7.000	11/15/18	2,275	2,420,031
SPX Corp., Gtd. Notes(b)	Ba2	7.625	12/15/14	5,867	6,497,703
Terex Corp., Sr. Sub. Notes	Caa1	8.000	11/15/17	2,235	2,341,163
Trimas Corp., Sec’d. Notes	B1	9.750	12/15/17	5,637	6,285,255
United Rentals Merger Sub Corp., Gtd. Notes(b)	B3	9.250	12/15/19	5,000	5,625,000
Gtd. Notes(b)	B3	10.875	06/15/16	3,570	3,993,937
WireCo WorldGroup, Inc., Gtd. Notes(b)	B3	9.500	05/15/17	4,000	4,150,000

					50,957,614

Chemicals — 3.6%
Huntsman International LLC, Gtd. Notes(b)	B1	5.500	06/30/16	10,000	10,012,500
Koppers, Inc., Gtd. Notes(b)	B1	7.875	12/01/19	4,074	4,450,845
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes(b)	Ba2	8.375	11/01/16	7,673	8,517,030

					22,980,375

Consumer — 0.6%
Service Corporation International, Sr. Unsec’d. Notes	Ba3	7.000	05/15/19	735	804,825
Sr. Unsec’d. Notes	Ba3	7.625	10/01/18	2,668	3,138,235

					3,943,060

Electric — 5.6%
AES Corp. (The), Sr. Unsec’d. Notes(b)	Ba3	8.000	10/15/17	4,000	4,670,000
Sr. Unsec’d. Notes(b)	Ba3	9.750	04/15/16	6,120	7,313,400
Calpine Construction Finance Co. LP/CCFC Finance Corp., Sr. Sec’d. Notes, 144A	Ba3	8.000	06/01/16	4,710	5,092,688
GenOn REMA LLC, Pass-thru Certs., Ser. B(c)	B1	9.237	07/02/17	1,050	1,128,980
Pass-thru Certs., Ser. C	B1	9.681	07/02/26	900	967,500
Mirant Mid-Atlantic Pass-Through Trust B, Pass-thru Certs., Ser. B	Ba1	9.125	06/30/17	1,030	1,106,909

NRG Energy, Inc., Gtd. Notes(b)	B1	7.375	01/15/17	8,000	8,320,000
Public Service Co. of New Mexico, Sr. Unsec’d. Notes	Baa3	7.950	05/15/18	5,500	6,678,012

					35,277,489

Energy — Other — 5.9%
Cie Generale de Geophysique - Veritas (France), Gtd. Notes(b)	Ba3	9.500	05/15/16	8,025	8,747,250
Denbury Resources, Inc., Gtd. Notes(b)	B1	9.750	03/01/16	7,500	8,137,500
Harvest Operations Corp. (Canada), Gtd. Notes	Ba2	6.875	10/01/17	2,850	3,049,500
Offshore Group Investments Ltd. (Cayman Islands), Sr. Sec’d. Notes, 144A	B3	11.500	08/01/15	5,000	5,525,000
Parker Drilling Co., Gtd. Notes(b)	B1	9.125	04/01/18	5,000	5,362,500
Plains Exploration & Production Co., Gtd. Notes	B1	8.625	10/15/19	2,000	2,265,000
Range Resources Corp., Gtd. Notes	Ba3	7.250	05/01/18	2,000	2,120,000
WPX Energy, Inc., Sr. Unsec’d. Notes	Ba1	5.250	01/15/17	2,000	2,105,000

					37,311,750

Foods — 8.3%
ARAMARK Corp., Gtd. Notes(b)	B3	8.500	02/01/15	5,000	5,125,050
ARAMARK Holdings Corp., Sr. Unsec’d. Notes, PIK, 144A	B3	8.625	05/01/16	2,000	2,047,520
Bumble Bee Acquisition Corp., Sr. Sec’d. Notes, 144A	B2	9.000	12/15/17	2,780	2,842,550
Constellation Brands, Inc., Gtd. Notes	Ba1	7.250	09/01/16	3,052	3,479,280
Cott Beverages, Inc., Gtd. Notes	B3	8.375	11/15/17	3,499	3,827,031
Darling International, Inc., Gtd. Notes(b)	Ba3	8.500	12/15/18	5,175	5,860,688
Dole Food Co., Inc., Sec’d. Notes, 144A(b)	B2	8.000	10/01/16	5,000	5,225,000
Fiesta Restaurant Group, Inc., Sec’d. Notes	B2	8.875	08/15/16	200	213,000
Ingles Markets, Inc., Sr. Unsec’d. Notes	B1	8.875	05/15/17	3,000	3,240,000
JBS USA LLC/JBS USA Finance, Inc., Gtd. Notes (original cost $2,315,000; purchased 05/02/12)(c)(d)	B1	11.625	05/01/14	2,000	2,255,000
Michael Foods Group, Inc., Gtd. Notes	Caa1	9.750	07/15/18	2,505	2,768,025
Stater Bros. Holdings, Inc., Gtd. Notes	B2	7.375	11/15/18	1,990	2,139,250
SUPERVALU, Inc., Sr. Unsec’d. Notes	Caa1	7.500	11/15/14	4,419	4,242,240
Sr. Unsec’d. Notes	Caa1	8.000	05/01/16	5,000	4,475,000
TreeHouse Foods, Inc., Gtd. Notes	Ba2	7.750	03/01/18	4,600	5,014,000

					52,753,634

Gaming — 8.5%
Boyd Gaming Corp., Gtd. Notes(b)	B3	9.125	12/01/18	5,000	5,181,250
Caesars Entertainment Operating Co., Inc., Sr. Sec’d. Notes(b)	B2	11.250	06/01/17	10,000	10,775,000
MGM Resorts International, Gtd. Notes	B3	7.500	06/01/16	2,000	2,087,500
Gtd. Notes	B3	10.000	11/01/16	3,000	3,341,250
Sr. Sec’d. Notes(b)	Ba2	11.125	11/15/17	11,000	12,237,500
Peninsula Gaming LLC/Peninsula Gaming Corp., Sec’d. Notes	Ba3	8.375	08/15/15	3,000	3,150,000
Pinnacle Entertainment, Inc., Gtd. Notes	B1	8.625	08/01/17	3,125	3,414,063

Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., Sec’d. Notes, 144A	B2	8.625	04/15/16	5,000	5,325,000
Yonkers Racing Corp., Sec’d. Notes, 144A (original cost $8,393,939; purchased 05/03/12-05/09/12)(b)(c)(d)	B1	11.375	07/15/16	7,681	8,141,860

					53,653,423

Healthcare & Pharmaceutical — 9.4%
Accellent, Inc., Sr. Sec’d. Notes	B1	8.375	02/01/17	300	309,375
Biomet, Inc., Gtd. Notes(b)	B3	10.000	10/15/17	7,421	7,852,346
Capella Healthcare, Inc., Gtd. Notes (original cost $7,457,250; purchased 04/27/12)(b)(c)(d)	B3	9.250	07/01/17	7,320	7,768,350
HCA, Inc., Sr. Sec’d. Notes	Ba3	8.500	04/15/19	4,000	4,510,000
Sr. Unsec’d. Notes(b)	B3	6.375	01/15/15	7,500	7,996,875
Sr. Unsec’d. Notes, MTN	B3	9.000	12/15/14	3,250	3,591,250
Mylan, Inc., Gtd. Notes, 144A	Ba2	7.625	07/15/17	10,000	11,100,000
Tenet Healthcare Corp., Sr. Sec’d. Notes(b)	B1	10.000	05/01/18	5,000	5,750,000
Valeant Pharmaceuticals International, Gtd. Notes, 144A	B1	6.500	07/15/16	10,000	10,550,000

					59,428,196

Lodging — 5.3%
FelCor Lodging LP, Sr. Sec’d. Notes(b)	B2	10.000	10/01/14	14,296	16,404,660
Host Hotels & Resorts LP, Gtd. Notes(b)	Ba1	9.000	05/15/17	15,925	17,358,250

					33,762,910

Media & Entertainment — 14.4%
AMC Entertainment, Inc., Gtd. Notes	Caa1	9.750	12/01/20	2,275	2,513,875
Belo Corp., Gtd. Notes(b)	Ba1	8.000	11/15/16	8,500	9,392,500
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., Gtd. Notes	B2	9.125	08/01/18	2,240	2,542,400
Clear Channel Worldwide Holdings, Inc., Gtd. Notes, Ser. B(b)	B1	9.250	12/15/17	12,500	13,578,125
Gannett Co., Inc., Gtd. Notes(b)	Ba1	8.750	11/15/14	6,254	7,082,655
Inmarsat Finance PLC (United Kingdom), Gtd. Notes, 144A(b)	Ba2	7.375	12/01/17	8,300	9,026,250
Lamar Media Corp., Gtd. Notes	Ba3	9.750	04/01/14	2,146	2,408,885
McClatchy Co. (The), Sr. Sec’d. Notes	B1	11.500	02/15/17	2,500	2,650,000
NAI Entertainment Holdings LLC, Sr. Sec’d. Notes, 144A (original cost $1,962,130; purchased 06/05/12)(c)(d)	B1	8.250	12/15/17	1,796	2,002,540
Newport Television LLC / NTV Finance Corp., Sr. Unsec’d. Notes, PIK, 144A (original cost $7,930,883; purchased 08/03/12-08/06/12)(c)(d)	Caa3	13.000	03/15/17	7,318	7,921,735
Nielsen Finance LLC/Nielsen Finance Co., Gtd. Notes(b)	B2	11.625	02/01/14	9,792	11,113,920
R.R. Donnelley & Sons Co., Sr. Unsec’d. Notes	Ba2	6.125	01/15/17	500	497,500
Sinclair Television Group, Inc., Sec’d. Notes, 144A	B1	9.250	11/01/17	4,000	4,450,000
SSI Investments II Ltd./SSI Co.-Issuer LLC, Gtd. Notes	Caa1	11.125	06/01/18	750	843,750
Telesat Canada/Telesat LLC (Canada), Sr. Unsec’d. Notes, 144A(b)	B3	6.000	05/15/17	5,750	5,980,000
WMG Acquisition Corp., Sr. Sec’d. Notes	Ba2	9.500	06/15/16	3,251	3,559,845
Sr. Sec’d. Notes	Ba2	9.500	06/15/16	5,326	5,818,655

					91,382,635

Metals — 6.7%
Arcelormittal (Luxembourg), Sr. Unsec’d. Notes	Baa3	5.375	06/01/13	3,225	3,297,372
Sr. Unsec’d. Notes	Baa3	9.000	02/15/15	4,500	4,955,121
Arcelormittal USA LLC, Gtd. Notes	Baa3	6.500	04/15/14	2,000	2,084,078
Berau Capital Resources Pte Ltd. (Singapore), Sr. Sec’d. Notes, 144A	B1	12.500	07/08/15	5,000	5,437,500
CONSOL Energy, Inc., Gtd. Notes	B1	8.000	04/01/17	1,200	1,293,000
FMG Resources (August 2006) Pty Ltd. (Australia), Gtd. Notes, 144A	Ba3	6.375	02/01/16	2,000	1,920,000
Gtd. Notes, 144A	Ba3	7.000	11/01/15	6,000	5,895,000
Metals USA, Inc., Sr. Sec’d. Notes(b)	B2	11.125	12/01/15	8,000	8,320,000
Optima Specialty Steel, Inc., Sr. Sec’d. Notes, 144A(b)	B2	12.500	12/15/16	3,500	3,683,750
Peabody Energy Corp., Gtd. Notes, 144A	Ba1	6.000	11/15/18	3,500	3,578,750
Steel Dynamics, Inc., Gtd. Notes, 144A	Ba2	6.125	08/15/19	1,725	1,789,688

					42,254,259

Non-Captive Finance — 3.4%
Ally Financial, Inc., Gtd. Notes	B1	4.625	06/26/15	1,625	1,667,676
Gtd. Notes	B1	8.300	02/12/15	3,000	3,330,000
CIT Group, Inc., Gtd. Notes, 144A(b)	B1	7.000	05/02/16	8,021	8,040,617
Sr. Unsec’d. Notes	B1	4.250	08/15/17	8,750	8,873,541

					21,911,834

Packaging — 5.2%
Ardagh Packaging Finance PLC (Ireland), Sr. Sec’d. Notes, 144A (original cost $6,847,200; purchased 05/07/12-05/18/12)(c)(d)	Ba3	7.375	10/15/17	6,330	6,788,925
BWAY Holding Co., Gtd. Notes	B3	10.000	06/15/18	1,000	1,110,000
Owens-Brockway Glass Container, Inc., Gtd. Notes(b)	Ba3	7.375	05/15/16	5,965	6,800,100
Plastipak Holdings, Inc., Gtd. Notes, 144A (original cost $3,092,500; purchased 05/23/12-06/04/12)(c)(d)	B3	8.500	12/15/15	3,000	3,090,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer LU, Gtd. Notes	Caa1	9.875	08/15/19	5,000	5,287,500
Sr. Sec’d. Notes(b)	Ba3	7.750	10/15/16	5,000	5,225,000
Sealed Air Corp., Gtd. Notes, 144A	B1	8.125	09/15/19	4,000	4,450,000

					32,751,525

Paper — 0.5%
Longview Fibre Paper & Packaging, Inc., Sr. Sec’d. Notes, 144A (original cost $2,907,000; purchased 05/01/12-06/04/12)(c)(d)	B2	8.000	06/01/16	2,850	2,949,750

Retailers — 1.6%
Dollar General Corp., Gtd. Notes	Ba2	4.125	07/15/17	675	702,000
Rite Aid Corp., Sr. Sec’d. Notes(b)	B2	9.750	06/12/16	5,000	5,487,500
Toys “R” Us Delaware, Inc., Sr. Sec’d. Notes, 144A	B1	7.375	09/01/16	4,000	4,030,000

					10,219,500

Technology — 9.9%
Anixter, Inc., Gtd. Notes	Ba3	5.950	03/01/15	1,000	1,042,500
Avaya, Inc., Gtd. Notes	Caa2	9.750	11/01/15	4,000	3,470,000
CDW LLC/CDW Finance Corp., Gtd. Notes	Caa1	12.535	10/12/17	8,410	9,019,725
DuPont Fabros Technology LP, Gtd. Notes	Ba1	8.500	12/15/17	1,825	2,016,625

Interactive Data Corp., Gtd. Notes	Caa1	10.250	08/01/18	4,500	5,073,750
Jabil Circuit, Inc., Sr. Unsec’d. Notes	Ba1	7.750	07/15/16	2,000	2,310,000
NXP BV/NXP Funding LLC (Netherlands), Sr. Sec’d. Notes, 144A	B3	9.750	08/01/18	2,500	2,856,250
Sr. Sec’d. Notes, 144A(b)	BB(e)	10.000	07/15/13	6,000	6,390,000
Seagate HDD Cayman (Cayman Islands), Gtd. Notes	Ba1	7.750	12/15/18	1,500	1,646,250
Seagate Technology HDD Holdings (Cayman Islands), Gtd. Notes	Ba1	6.800	10/01/16	170	187,425
STATS ChipPAC Ltd. (Singapore), Gtd. Notes, 144A	Ba1	7.500	08/12/15	6,625	7,105,312
SunGard Data Systems, Inc., Gtd. Notes	Caa1	10.250	08/15/15	4,000	4,095,000
TransUnion LLC/TransUnion Financing Corp., Gtd. Notes(b)	B3	11.375	06/15/18	9,500	11,210,000
Unisys Corp., Sr. Sec’d. Notes, 144A	Ba1	12.750	10/15/14	1,308	1,412,640
Sr. Unsec’d. Notes	B1	6.250	08/15/17	5,000	5,162,500

					62,997,977

Telecommunications — 4.2%
Brightstar Corp., Gtd. Notes, 144A (original cost $4,220,000; purchased 04/27/12)(b)(c)(d)	B1	9.500	12/01/16	4,000	4,200,000
Cricket Communications, Inc., Sr. Sec’d. Notes(b)	Ba2	7.750	05/15/16	8,643	9,118,365
Crown Castle International Corp., Sr. Unsec’d. Notes(b)	B1	9.000	01/15/15	4,437	4,797,506
Frontier Communications Corp., Sr. Unsec’d. Notes	Ba2	8.250	04/15/17	2,000	2,230,000
Nextel Communications, Inc., Gtd. Notes, Ser. C	B+(e)	5.950	03/15/14	2,650	2,656,625
Sprint Nextel Corp., Sr. Unsec’d. Notes	B3	8.375	08/15/17	2,500	2,750,000
Windstream Corp., Gtd. Notes	Ba3	7.875	11/01/17	1,000	1,087,500

					26,839,996

TOTAL CORPORATE BONDS (cost $779,720,676)					782,417,650

TOTAL LONG-TERM INVESTMENTS (cost $802,134,157)					805,123,460

SHORT-TERM INVESTMENT —2.8%

				Shares
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund(f) (cost $18,093,009)				18,093,009	18,093,009

TOTAL INVESTMENTS — 129.7% (cost $820,227,166)(g)					823,216,469
Liabilities in excess of other assets(h) — (29.7)%					(188,583,332)

NET ASSETS — 100.0%					$634,633,137

The following abbreviations are used in portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
MTN	Medium Term Note
PIK	Payment-in-Kind

†	The ratings reflected are as of August 31, 2012. Ratings of certain bonds may have changed subsequent to that date.
**	The Fund’s current registration statement contains a description of Moody’s and Standard & Poor’s ratings.
#	Principal amount shown in U.S. dollars unless otherwise stated.
(a)	Variable rate instrument. The interest rate shown reflects the rate in effect at August 31, 2012.
(b)	Represents security, or a portion thereof, segregated as collateral for loan outstanding. There was a loan balance of $200,000,000 outstanding at August 31, 2012, which was used to provide the Fund with portfolio leverage and meet its general cashflow requirements.
(c)	Indicates a security that has been deemed illiquid.

(d)	Indicates a restricted security; the aggregate original cost of such securities is $45,125,902. The aggregate value of $45,118,160 is approximately 7.1% of net assets.
(e)	Standard & Poor’s Rating.
(f)	Prudential Investments LLC, the manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(g)	The United States federal income tax basis of the Fund’s investments and the net unrealized depreciation as of August 31, 2012 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation
$823,913,748	$5,407,332	$(6,104,611)	$(697,279)

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales and differences in the treatment of premium amortization for book and tax purposes as of the most recent fiscal year end.

(h)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Credit default swap agreement outstanding at August 31, 2012:

Reference Entity/Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value(2)	Upfront Premiums Paid/ (Received)	Unrealized Appreciation(4)	Counterparty
Over-the-counter credit default swaps on credit indices—Sell Protection(1):
CDX.NA.HY.15.V4	12/20/15	5.000%	$24,000	$993,023	$355,333	$637,690	Morgan Stanley Capital Services

The Fund entered into credit default swaps as the protection seller on credit indices to take an active short position with respect to the likelihood of a particular issuer’s default or the referenced entity’s credit soundness.

(1)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	The fair value of credit default swap agreements on asset-backed securities and credit indices serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The amount represents fair value of derivative instruments subject to credit contracts risk exposure as of August 31, 2012.
#	Notional amount is shown in U.S. dollars unless otherwise stated.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of August 31, 2012 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Bank Loans	$—	$22,705,810	$—
Corporate Bonds	—	781,310,741	1,106,909
Affiliated Money Market Mutual Fund	18,093,009	—	—
Other Financial Instruments*
Credit Default Swap Agreement	—	637,690	—

Total	$18,093,009	$804,654,241	$1,106,909

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds portfolio securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees has delegated fair valuation responsibilities to the Prudential Investments LLC (“PI” or “Manager”) through the adoption of Valuation Procedures for valuation of the Funds’ securities. Under the current Valuation Procedures, a Valuation Committee is established and responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures allow the Fund to utilize independent pricing vendor services, quotations from market makers and other valuation methods in events when market quotations are not readily available. A record of Valuation Committee’s actions is subject to review, approval and ratification by the Board at its next regularly scheduled quarterly meeting.

Various inputs are used in determining the value of the Fund’s investments, which are summarized in the three broad level hierarchies based on any observable inputs used as described in the table following the Schedule of Investments. The valuation methodologies and significant inputs used in determining the fair value of securities and other assets classified as Level 1, Level 2 and Level 3 of the hierarchy are as follows:

Common stock, exchange-traded funds and financial derivative instruments (including futures contracts and certain options contracts on securities), that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 of the fair value hierarchy.

In the event there is no sale or official closing price on such day, these securities are valued at the mean between the last reported bid and asked prices, or at the last bid price in absence of an asked price. These securities are classified as Level 2 of the fair value hierarchy as these inputs are considered as significant other observable inputs to the valuation.

For common stocks traded on foreign securities exchanges, certain valuation adjustments will be applied when events occur after the close of the security’s foreign market and before the Fund’s normal pricing time. These securities are valued using pricing vendor services that provide adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such adjustment factors are classified as Level 2 of the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset value as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 as these securities have the ability to be purchased or sold at their net asset value on the date of valuation.

Fixed income securities traded in the over-the-counter market, such as corporate bonds, municipal bonds, U.S. Government agencies, U.S. Treasury obligations, and sovereign issues are usually valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices usually after evaluating observable inputs including yield curves, prepayment speeds, credit spreads, default rates, cash flows as well as broker/dealer quotations and reported trades. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Asset-backed and mortgage-related securities are usually valued by approved independent pricing vendors. The pricing vendors provide the prices using their internal pricing model with input from deal term, tranche level attributes, yield curve, prepayment speeds, and broker/dealer quotes. Securities valued using such vendor prices are classified as Level 2 of the fair value hierarchy.

Short-term debt securities of sufficient credit quality which mature in 60 days or less are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. These securities are categorized as Level 2 of the fair value hierarchy.

Over-the-counter financial derivative instruments, such as option contracts, foreign currency contracts and swap agreements, are usually valued using pricing vendor services, which derive the valuation based on underlying asset prices, indices, spreads, and other inputs. These instruments are categorized as Level 2 of the fair value hierarchy.

Securities and other assets that cannot be priced using the methods described above are valued with pricing methodologies approved by the Valuation Committee. Where there are unobservable inputs used when determining such valuation, the securities will be classified as Level 3 of the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund may hold up to 15% of its net assets in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, certain securities with legal or contractual restrictions on resale (restricted securities, sometimes referred to as Private Placements) and securities that are not readily marketable. Restricted securities are valued pursuant to the valuation procedures noted above.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website. (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Short Duration High Yield Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date October 22, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date October 22, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date October 22, 2012

*	Print the name and title of each signing officer under his or her signature.